Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2023		Aug. 15, 2022	Jun. 30, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.2		$ 0.0001	$ 0.2
Ordinary shares, authorized	500,000,000			500,000,000
Ordinary shares, issued	2,724,896	[1]		22,116	[2]
Ordinary shares, outstanding	2,724,896	[1]		22,116	[2]

[1]	Retrospectively restated for effect of reverse stock split on September 25, 2023.
[2]	Retrospectively restated for effect of reverse stock split on September 23, 2022, April 13, 2023 and September 25, 2023.